Provisions - Summary of Economic Assumptions (Detail) - Long-term employee benefits [member]	Dec. 31, 2018	Dec. 31, 2017
Summary of economic assumptions [line items]
Discount rate	6.25%	7.25%
Expected rate of salary increase	5.70%	6.50%